Restricted net assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted net assets
Statutory general reserve fund	10.00%
Total restricted net assets	¥ 0	¥ 659,579